Condensed Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Inventory Valuation Reserves	$ 60,000	$ 0
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	512,000	278,000	$ 13,000
Finite-Lived Intangible Assets, Accumulated Amortization		500,000	$ 458,000
Debt Instrument, Unamortized Discount, Current	$ 685,000	$ 0
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	1,000,000	1,000,000	1,000,000
Preferred Stock, Shares Issued	1	1	1
Preferred Stock, Shares Outstanding	1	1	1
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	100,000,000	50,000,000	50,000,000
Common Stock, Shares, Issued	32,395,158	28,956,158	27,629,408
Common Stock, Shares, Outstanding	32,395,158	28,956,158	27,629,408